Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	2021	2020
Cash and bank deposits	20,085	7,536
Bank deposits in foreign currency (a)	154	28,327
Cash equivalents (b)	190,904	388,547
	211,143	424,410
(a)	Short-term deposits maintained in U.S. dollar.
(b)	Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) issued by highly credit-rated financial institutions. As of December 31, 2021, the average interest on these CDBs was equivalent to 90.4% (December 31, 2020: 95.4%) of the Interbank Certificates of Deposit (“CDI”). The average CDI rate during the year ended December 31, 2021 was 4,39% (December 31, 2020: 2,76%) These financial investments are available for immediate use and have insignificant risk of changes in value.